Submission	May 11, 2026
Submission [Line Items]
Central Index Key	0000096223
Registrant Name	JEFFERIES FINANCIAL GROUP INC.
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A